Segment reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of the Group's operating segment results

	For the year ended December 31,
	2022	2023	2024
	(RMB in millions)
Net revenues:
JD Retail	929,929	945,343	1,015,948
JD Logistics	137,402	166,625	182,837
New Businesses	29,809	26,617	19,157
Inter-segment eliminations (1)	(50,904)	(53,923)	(59,123)
Total consolidated net revenues	1,046,236	1,084,662	1,158,819

Less: cost of revenues:
JD Retail	(791,396)	(798,380)	(847,917)
JD Logistics	(127,612)	(154,494)	(164,689)
New Businesses	(26,307)	(21,004)	(15,109)
Inter-segment eliminations (1)	46,295	49,053	52,844
Less: operating expenses (2) :
JD Retail	(103,681)	(111,038)	(126,954)
JD Logistics	(9,262)	(11,126)	(11,831)
New Businesses	(11,298)	(7,102)	(7,413)
Inter-segment eliminations (1)	4,609	4,870	6,279
Income/(loss) from operations
JD Retail	34,852	35,925	41,077
JD Logistics	528	1,005	6,317
New Businesses	(6,417)	(329)	(2,865)
Including other segment items: Gain on sale of development properties (Note 17)	1,379	2,283	1,527
Impairment of long-lived assets	—	(1,123)	(1,027)

Total segment income from operations	28,963	36,601	44,529
Unallocated items (3)	(9,240)	(10,576)	(5,793)

Total consolidated income from operations	19,723	26,025	38,736
Share of results of equity investees	(2,195)	1,010	2,327
Interest expense	(2,106)	(2,881)	(2,896)
Others, net	(1,555)	7,496	13,371

Total consolidated income before tax	13,867	31,650	51,538

(1)
The inter-segment eliminations mainly consist of revenues from supply chain solutions and logistics services provided by JD Logistics to JD Retail, on-demand
delivery and retail services provided by Dada to JD Retail and JD Logistics, and property leasing services provided by JD Property to JD Logistics. Transactions between segments are mainly determined based on the arm’s length basis. Among them, net revenues generated from the services provided by JD Logistics to other reportable segments were
RMB48,261 million, RMB50,063 million and RMB55,062 million for the years
ended December 31, 2022, 2023 and 2024, respectively. Other than that, inter-segment net revenues for JD Retail and New Businesses were not material. All net revenues from each reportable segment were generated from external customers except for the inter-segment net revenues mentioned above.

(2)	A summary of depreciation and amortization expenses for the years presented is as follows ：

	For the year ended December 31,
	2022	2023	2024
	(RMB in millions)
JD Retail	(799)	(594)	(978)
JD Logistics	(3,521)	(4,346)	(4,650)
New Businesses	(1,699)	(2,071)	(2,266)

(3)	A summary of unallocated items for the years presented is as follows ：

	For the year ended December 31,
	2022	2023	2024
	(RMB in millions)
Share-based compensation	(7,548)	(4,804)	(2,999)
Amortization of intangible assets resulting from assets and business acquisitions	(1,217)	(1,281)	(1,010)
Effects of business cooperation arrangements	(475)	(446)	(450)
Impairment of goodwill	—	(3,143)	(799)
Impairment of intangible assets	—	(902)	(535)

Total	(9,240)	(10,576)	(5,793)